SUPPLEMENT DATED JANUARY 11, 2008
TO

PROSPECTUSES DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY AND FUTURITY ACCOLADE NY

PROSPECTUSES DATED MAY 21, 2007
FOR MFS REGATTA GOLD NY AND FUTURITY NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

MFS Emerging Growth Portfolio	MFS Growth Portfolio

Please retain this supplement with your prospectus for future reference.

SLNY 1/08